Financial instruments - Measurement at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Merchant cash advances
Assets:
Financial assets, carrying amount	$ 118,442	$ 106,169	$ 74,236
Level 1 | Cash and cash equivalents
Assets:
Financial assets, carrying amount	453,906	558,469
Financial assets, at fair value	453,906	558,469
Level 1 | Restricted cash and restricted deposits
Assets:
Financial assets, carrying amount	2,230	1,874
Financial assets, at fair value	2,230	1,874
Level 3 | Merchant cash advances
Assets:
Financial assets, carrying amount	118,442	106,169
Financial assets, at fair value	118,442	106,169
Level 2 | Foreign exchange forward contracts
Liabilities:
Financial liabilities, carrying amount	238	2,496
Financial liabilities, at fair value	$ 238	$ 2,496